Classification and measurement of financial instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Loans and other borrowings	$ 3,166	$ 2,396
EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	555	534
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	387	365
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	449	423
EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	559	539
GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	509	480
EUR600m 4.375% bonds 2029 [member]
Liabilities
Loans and other borrowings	663
Fair value [member] | EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	545	511
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	373	344
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	416	367
Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	535	492
Fair value [member] | GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	476	$ 417
Fair value [member] | EUR600m 4.375% bonds 2029 [member]
Liabilities
Loans and other borrowings	$ 689